EARNING (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2023
EARNING (LOSS) PER SHARE
Schedule of basic and diluted loss per share

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Numerator:
Net income (loss)	515,101	(761,994)	(2,597,169)
Net income attributable to noncontrolling interest	(15,003)	(13,958)	(46,667)
Net income (loss) attributable to the Company	500,098	(775,952)	(2,643,836)
Dividend distribution to perpetual convertible preferred shareholders	(5,831)	—	—
Adjusted net income (loss) attributable to ordinary shareholders - Basic	494,267	(775,952)	(2,643,836)

Changes in the fair value of financial liabilities	(829,149)	—	—
Adjusted interest for convertible promissory notes	9,703	—	—
Adjusted net loss attributable to ordinary shareholders -Diluted	(325,179)	(775,952)	(2,643,836)

Denominator:
Weighted average number of shares outstanding—basic	865,352,554	886,817,620	901,143,138
Weighted average number of shares outstanding—diluted	911,591,433	886,817,620	901,143,138
Earning (loss) per share—Basic:
Net earning (loss)	0.57	(0.87)	(2.93)
	0.57	(0.87)	(2.93)
Loss per share—Diluted:
Net loss	(0.36)	(0.87)	(2.93)
	(0.36)	(0.87)	(2.93)